PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 6. PROPERTY, PLANT, AND EQUIPMENT

	March 31, 2024	December 31, 2023
Original cost	$12,105	$11,907
Less: Accumulated depreciation and amortization	(7,552)	(7,347)
Right-of-use operating lease assets	672	668
Property, plant, and equipment – net	$5,224	$5,228
Depreciation and amortization related to property, plant and equipment was $188 million and $176 million for three months ended March 31, 2024 and 2023, respectively.

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

		2023		2022
As of December 31,	Depreciable lives (in years)	Original cost	Net carrying value	Original cost	Net carrying value
Land and improvements	8	$352	$341	$344	$334
Buildings, structures, and related equipment	8 - 40	3,278	1,494	3,130	1,475
Machinery and equipment(a)	4 - 20	7,763	2,399	7,586	2,303
Leasehold costs and manufacturing plant under construction	1 - 10	514	326	613	388
ROU operating lease assets (Note 7)			668		605
Property, plant and equipment – net		$11,907	$5,228	$11,673	$5,105

(a)
Includes equipment we own that is leased to customers and is stated at cost less accumulated depreciation with a carrying value of $422 million and $412 million as of December 31, 2023 and 2022, respectively.

Depreciation and amortization related to property, plant and equipment was $724 million, $
738
 million and $767 million for the years ended December 31, 2023, 2022 and 2021, respectively, exclusive of the impairment charge described below.
In the first quarter of 2022, we signed a non-binding memorandum of understanding to sell part of the nuclear activities in our Steam Power business to EDF, which resulted in a reclassification of that business to held for sale. See Note 3 for further information. As a result, we recognized a non-cash pre-tax impairment charge of $59 million related to property, plant and equipment at our remaining Steam Power business.
We determined the fair value of these assets using an income approach when measuring impairment. This charge was recorded in Selling, general, and administrative expenses in our Combined Statement of Income (Loss).